Significant Accounting Policies (Depreciation Rates and Estimated Useful Life) (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonregulated Generation-Nuclear
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		44 years
Nonregulated Generation Solar | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		15 years
Nonregulated Generation Solar | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		35 years
General and Other | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
General and Other | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives		59 years
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	[1]	2.71%	2.63%	2.51%
Generation | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)		2.84%	2.69%	2.52%
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	[1]	2.32%	2.52%	2.52%
Transmission | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)		2.29%	2.51%	2.52%
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	[1]	2.80%	2.85%	2.75%
Distribution | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)		2.76%	3.18%	3.19%
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	[1]	2.69%	2.94%	2.93%
General and Other
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)	[1]	4.42%	4.48%	4.77%
General and Other | Virginia Electric and Power Company
Public Utility, Property, Plant and Equipment [Line Items]
Average composite depreciation rates on utility property, plant and equipment (percentage)		4.78%	5.08%	5.09%

[1]	Excludes rates for depreciation reported as discontinued operations.